Accounts Receivable And Contract Assets - Summary of Movement in Allowance For Doubtful Accounts (Detail) - Trade receivables [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	$ 11,439	$ 2,144
Impairment provision additions on receivables	275	21,072
Amounts settled and derecognized during the year	(1,317)	(11,071)
Currency translation effects	(63)	(706)
Ending balance	$ 10,334	$ 11,439